Taxes, Income Tax and Social Contribution - Summary of Income Tax and Social Contribution Tax (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of taxes, income tax and social contribution tax [abstract]
Income tax	R$ 88	R$ 19
Social contribution tax	27	8
Total income and social contribution tax	R$ 115	R$ 27